Fair Value Election and Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Election and Measurement
NOTE 19 - FAIR VALUE ELECTION AND MEASUREMENT
The Company carries certain assets and liabilities at fair value on a recurring basis and appropriately classifies them as level 1, 2, or 3 within the fair value hierarchy. The Company’s recurring fair value measurements are based on a requirement to carry such assets and liabilities at fair value or the Company’s election to carry certain financial assets and financial liabilities at fair value. Assets and liabilities that are required to be carried at fair value on a recurring basis include trading securities, securities AFS, and derivative financial instruments. Assets and liabilities that the Company has elected to carry at fair value on a recurring basis include certain LHFI and LHFS, MSRs, certain brokered deposits, and certain issuances of fixed rate debt.
In certain circumstances, fair value enables a company to more accurately align its financial performance with the economic value of actively traded or hedged assets or liabilities. Fair value also enables a company to mitigate the non-economic earnings volatility caused from financial assets and financial liabilities being carried at different bases of accounting, as well as to more accurately portray the active and dynamic management of a company’s balance sheet.
The classification of an instrument as level 3 versus 2 involves judgment and is based on a variety of subjective factors in order to assess whether a market is inactive, resulting in the application of significant unobservable assumptions to value a financial instrument. A market is considered inactive if significant decreases in the volume and level of activity for the asset or liability have been observed. In determining whether a market is inactive, the Company evaluates such factors as the number of recent transactions in either the primary or secondary markets, whether price quotations are current, the nature of the market participants, the variability of price quotations, the significance of bid/ask spreads, declines in (or the absence of) new issuances and the availability of public information. Inactive markets necessitate the use of additional judgment when valuing financial instruments, such as pricing matrices, cash flow modeling, and the selection of an appropriate discount rate. The assumptions used to estimate the value of an instrument where the market was inactive are based on the Company’s assessment of the assumptions a market participant would use to value the instrument in an orderly transaction and include considerations of illiquidity in the current market environment.
Recurring Fair Value Measurements
The following tables present certain information regarding assets and liabilities measured at fair value on a recurring basis and the changes in fair value for those specific financial instruments in which fair value has been elected.

		Fair Value Measuements at December 31, 2011 Using
(Dollars in millions)	Assets/Liabilities	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Trading assets:
U.S. Treasury securities	$144	$144	$—	$—
Federal agency securities	478	—	478	—
U.S. states and political subdivisions	54	—	54	—
MBS - agency	412	—	412	—
MBS - private	1	—	—	1
CDO/CLO securities	45	—	2	43
ABS	37	—	32	5
Corporate and other debt securities	344	—	344	—
CP	229	—	229	—
Equity securities	91	91	—	—
Derivative contracts	3,444	306	3,138	—
Trading loans	2,030	—	2,030	—
Gross trading assets	7,309	541	6,719	49
Offsetting collateral [1]	(1,030)
Total trading assets	6,279
Securities AFS:
U.S. Treasury securities	694	694	—	—
Federal agency securities	1,932	—	1,932	—
U.S. states and political subdivisions	454	—	396	58
MBS - agency	21,223	—	21,223	—
MBS - private	221	—	—	221
CDO/CLO securities	50	—	50	—
ABS	464	—	448	16
Corporate and other debt securities	51	—	46	5
Coke common stock	2,099	2,099	—	—
Other equity securities [2]	929	188	—	741
Total securities AFS	28,117	2,981	24,095	1,041
LHFS:
Residential loans	1,826	—	1,825	1
Corporate and other loans	315	—	315	—
Total LHFS	2,141	—	2,140	1
LHFI	433	—	—	433
MSRs	921	—	—	921
Other assets [3]	554	7	463	84
Liabilities
Trading liabilities:
U.S. Treasury securities	569	569	—	—
Corporate and other debt securities	77	—	77	—
Equity securities	37	37	—	—
Derivative contracts	2,293	174	1,930	189
Gross trading liabilities	2,976	780	2,007	189
Offsetting collateral [1]	(1,170)
Total trading liabilities	1,806
Brokered time deposits	1,018	—	1,018	—
Long-term debt	1,997	—	1,997	—
Other liabilities [3,4]	84	1	61	22
[1] Amount represents the cash collateral received from or deposited with derivative counterparties. Amount is offset with derivatives in the Consolidated Balance Sheets as of December 31, 2011.
[2]Includes at cost, $342 million of FHLB of Atlanta stock, $398 million of Federal Reserve Bank stock, and $187 million in mutual fund investments.
[3]These amounts include IRLCs and derivative financial instruments entered into by the Mortgage line of business to hedge its interest rate risk.
[4]These amounts include the derivative associated with the Company's sale of Visa shares during the year ended December 31, 2009.

		Fair Value Measurements at December 31, 2010 Using
(Dollars in millions)	Assets/Liabilities	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Trading assets
U.S. Treasury securities	$187	$187	$—	$—
Federal agency securities	361	—	361	—
U.S. states and political subdivisions	123	—	123	—
MBS - agency	301	—	301	—
MBS - private	15	—	9	6
CDO/CLO securities	55	—	2	53
ABS	59	—	32	27
Corporate and other debt securities	743	—	743	—
CP	14	—	14	—
Equity securities	221	—	98	123
Derivative contracts	2,743	166	2,577	—
Trading loans	1,353	—	1,353	—
Total trading assets	6,175	353	5,613	209
Securities AFS
U.S. Treasury securities	5,516	5,516	—	—
Federal agency securities	1,895	—	1,895	—
U.S. states and political subdivisions	579	—	505	74
MBS - agency	14,358	—	14,358	—
MBS - private	347	—	—	347
CDO/CLO securities	50	—	50	—
ABS	808	—	788	20
Corporate and other debt securities	482	—	477	5
Coke common stock	1,973	1,973	—	—
Other equity securities [1]	887	—	197	690
Total securities AFS	26,895	7,489	18,270	1,136
LHFS
Residential loans	2,847	—	2,845	2
Corporate and other loans	321	—	316	5
Total LHFS	3,168	—	3,161	7
LHFI	492	—	—	492
MSRs	1,439	—	—	1,439
Other assets [2]	241	—	223	18
Liabilities
Trading liabilities
U.S. Treasury securities	439	439	—	—
Corporate and other debt securities	398	—	398	—
Derivative contracts	1,841	120	1,576	145
Total trading liabilities	2,678	559	1,974	145
Brokered time deposits	1,213	—	1,213	—
Long-term debt	2,837	—	2,837	—
Other liabilities [2,3]	114	—	72	42
[1] Includes at cost, $298 million of FHLB of Atlanta stock, $391 million of Federal Reserve Bank stock, and $197 million in mutual fund investments.
[2]These amounts include IRLCs and derivative financial instruments entered into by the Mortgage line of business to hedge its interest rate risk.
[3]These amounts include the derivative associated with the Company's sale of Visa shares during the year ended December 31, 2009.

The following tables present the difference between the aggregate fair value and the aggregate unpaid principal balance of trading loans, LHFI, LHFS, brokered time deposits, and long-term debt instruments for which the FVO has been elected. For LHFI and LHFS for which the FVO has been elected, the tables also include the difference between aggregate fair value and the aggregate unpaid principal balance of loans that are 90 days or more past due, as well as loans in nonaccrual status.

(Dollars in millions)	Aggregate Fair Value December 31, 2011	Aggregate Unpaid Principal Balance under FVO December 31, 2011	Fair Value Over/(Under) Unpaid Principal
Trading loans	$2,030	$2,010	$20
LHFS	2,139	2,077	62
Past due loans of 90 days or more	1	1	—
Nonaccrual loans	1	8	(7)
LHFI	407	439	(32)
Past due loans of 90 days or more	1	2	(1)
Nonaccrual loans	25	48	(23)
Brokered time deposits	1,018	1,011	7
Long-term debt	1,997	1,901	96
(Dollars in millions)	Aggregate Fair Value December 31, 2010	Aggregate Unpaid Principal Balance under FVO December 31, 2010	Fair Value Over/(Under) Unpaid Principal
Trading loans	$1,353	$1,320	$33
LHFS	3,160	3,155	5
Past due loans of 90 days or more	2	2	—
Nonaccrual loans	6	25	(19)
LHFI	462	517	(55)
Past due loans of 90 days or more	2	4	(2)
Nonaccrual loans	28	54	(26)
Brokered time deposits	1,213	1,188	25
Long-term debt	2,837	2,753	84

The following tables present the change in fair value during the years ended December 31, 2011, 2010, and 2009 of financial instruments for which the FVO has been elected, as well as MSRs that are accounted for at fair value in accordance with applicable fair value accounting guidance. The tables do not reflect the change in fair value attributable to the related economic hedges the Company used to mitigate the market-related risks associated with the financial instruments. The changes in the fair value of economic hedges are also recognized in trading income/(loss), mortgage production related (loss)/income, or mortgage servicing related income, as appropriate, and are designed to partially offset the change in fair value of the financial instruments referenced in the tables below. The Company’s economic hedging activities are deployed at both the instrument and portfolio level.

	Fair Value Gain/(Loss) for the Year Ended December 31, 2011, for Items Measured at Fair Value Pursuant to Election of the FVO
(Dollars in millions)	Trading income/(loss)	Mortgage Production Related (Loss)/Income [1]	Mortgage Servicing Related Income	Total Changes in Fair Values Included in Current- Period Earnings [2]
Assets
Trading loans	$21	$—	$—	$21
LHFS	(10)	450	—	440
LHFI	3	11	—	14
MSRs	—	7	(733)	(726)
Liabilities
Brokered time deposits	32	—	—	32
Long-term debt	(12)	—	—	(12)
[1]For the year ended December 31, 2011, income related to LHFS includes $217 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2011, income related to MSRs includes $7 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[2]Changes in fair value for the year ended December 31, 2011, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.

	Fair Value Gain/(Loss) for the Year Ended December 31, 2010, for Items Measured at Fair Value Pursuant to Election of the FVO
(Dollars in millions)	Trading income/(loss)	Mortgage Production Related (Loss)/Income [1]	Mortgage Servicing Related Income	Total Changes in Fair Values Included in Current Period Earnings [2]
Assets
Trading loans	($3)	$—	$—	($3)
LHFS	26	568	—	594
LHFI	—	7	—	7
MSRs	—	15	(513)	(498)
Liabilities
Brokered time deposits	(62)	—	—	(62)
Long-term debt	(168)	—	—	(168)
[1]For the year ended December 31, 2010, income related to LHFS, includes $274 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2010, income related to MSRs includes $15 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[2]Changes in fair value for the year ended December 31, 2010, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.

	Fair Value Gain/(Loss) for the Year Ended December 31, 2009, for Items Measured at Fair Value Pursuant to Election of the FVO
(Dollars in millions)	Trading income/(loss)	Mortgage Production Related (Loss)/Income [1]	Mortgage Servicing Related Income	Total Changes in Fair Values Included in Current Period Earnings [2]
Assets
Trading loans	$3	$—	$—	$3
LHFS	2	625	—	627
LHFI	3	(1)	—	2
MSRs	—	17	66	83
Liabilities
Brokered time deposits	11	—	—	11
Long-term debt	(65)	—	—	(65)
[1]For the year ended December 31, 2009, income related to LHFS, includes $664 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2009, income related to MSRs includes $18 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[2]Changes in fair value for the year ended December 31, 2009, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.
The following is a discussion of the valuation techniques and inputs used in developing fair value measurements for assets and liabilities classified as level 2 or 3 that are measured at fair value on a recurring basis, based on the class as determined by the nature and risks of the instrument.
Trading Assets and Securities Available for Sale
Unless otherwise indicated, trading assets are priced by the trading desk and independently validated against pricing received from two or three third party pricing sources; securities AFS are valued by an independent third party pricing service and independently validated against pricing received from two other third party pricing sources, all of which are sources that are widely used by market participants. The Company classifies instruments as level 2 in the fair value hierarchy when it is able to determine that external pricing sources are using similar instruments trading in the markets as the basis for estimating fair value. One way the Company determines this is by the number of pricing services that will provide a quote on the instrument along with the range of values provided by those pricing services. A wide range of quoted values may indicate that significant adjustments to the trades in the market are being made by the pricing services.

Federal agency securities
The Company includes in this classification securities issued by federal agencies and GSEs. Agency securities consist of debt obligations issued by HUD, FHLB and other agencies, or collateralized by loans that are guaranteed by the SBA and are, therefore, backed by the full faith and credit of the U.S. government. In the case of securities issued by GSEs such as Fannie Mae and Freddie Mac, the obligations are not explicitly guaranteed by the U.S. government; however, the GSEs carry an implied rating commensurate with that of U.S. government obligations and may be required to maintain such rating through its agency agreement. In certain instances, the U.S. Treasury owns the senior preferred stock of these enterprises and has made a commitment, under that stock purchase agreement, to provide these GSEs with funds to maintain a positive net worth. For SBA instruments, the Company estimated fair value based on pricing from observable trading activity for similar securities or obtained fair values from a third party pricing service; accordingly, the Company has classified these instruments as level 2.
U.S. states and political subdivisions
The Company’s investments in U.S. states and political subdivisions (collectively “municipals”) include obligations of county and municipal authorities and agency bonds, which are general obligations of the municipality or are supported by a specified revenue source. Holdings were geographically dispersed, with no significant concentrations in any one state or municipality. Additionally, all but an immaterial amount of AFS municipal obligations classified as level 2 are highly rated or are otherwise collateralized by securities backed by the full faith and credit of the federal government.
Level 3 municipal securities includes ARS purchased since the auction rate market began failing in February 2008 and have been considered level 3 securities due to the significant decrease in the volume and level of activity in these markets, which has necessitated the use of significant unobservable inputs into the Company’s valuations. Municipal ARS are classified as securities AFS. These securities were valued using comparisons to similar ARS for which auctions are currently successful and/or to longer term, non-ARS issued by similar municipalities. The Company also evaluated the relative strength of the municipality and made appropriate downward adjustments in price based on the credit rating of the municipality as well as the relative financial strength of the insurer on those bonds. Although auctions for several municipal ARS have been operating successfully, ARS owned by the Company at December 31, 2011 continued to be classified as level 3 as they are those ARS for which the auctions continued to fail; accordingly, due to the uncertainty around the success rates for auctions and the absence of any successful auctions for these identical securities, the Company continued to price the ARS below par.
Level 3 AFS municipal bond securities also include bonds that are only redeemable with the issuer at par and cannot be traded in the market. As such, no significant observable market data for these instruments is available. In order to estimate pricing on these securities, the Company utilized a third party municipal bond yield curve for the lowest investment grade bonds (BBB rated) and priced each bond based on the yield associated with that maturity.
MBS – agency
MBS – agency includes pass-through securities and collateralized mortgage obligations issued by GSEs and U.S. government agencies, such as Fannie Mae, Freddie Mac, and Ginnie Mae. Each security contains a guarantee by the issuing GSE or agency. For agency MBS, the Company estimated fair value based on pricing from observable trading activity for similar securities or obtained fair values from a third party pricing service; accordingly, the Company has classified these as level 2.
MBS – private
Private MBS includes purchased interests in third party securitizations as well as retained interests in Company-sponsored securitizations of residential mortgages. In 2010, the Company also had approximately $9 million of private label CMBS in trading assets that were received as part of a SIV liquidation (see CDO/CLO discussion below). Generally, the Company attempts to obtain pricing for its securities from an independent pricing service or third party brokers who have experience in valuing certain investments. This pricing may be used as either direct support for the Company’s valuations or used to validate outputs from its own proprietary models. The Company evaluates third party pricing to determine the reasonableness of the information relative to changes in market data, such as any recent trades, market information received from outside market participants and analysts, and/or changes in the underlying collateral performance. For a de minimis amount of private MBS, the Company uses industry-standard or proprietary models to estimate fair value and considers assumptions that are generally not observable in the current markets or that are not specific to the securities that the Company owns, such as relevant market indices that correlate to the underlying collateral, prepayment speeds, default rates, loss severity rates, and discount rates. As liquidity returns to these markets, the Company has seen more pricing information from third parties and a reduction in the need to use pricing models to estimate fair value. Even though limited third party pricing has been available, the Company continued to classify private MBS as level 3, as the Company believes that this third party pricing relied on significant unobservable assumptions, as evidenced by a persistently wide bid-ask price range and variability in pricing from the pricing services, particularly for the vintage and exposures held by the Company.

For the private CMBS held at December 31, 2010, the Company was able to obtain pricing information as part of the foreclosure sale at liquidation and was also able to obtain at least two different pricing sources that were within narrow price range. As such, the Company classified these securities as level 2. Certain vintages of private RMBS have suffered from deterioration in credit quality leading to downgrades. At December 31, 2011, the Company's private RMBS contained 2006 to 2007 vintage securities AFS and trading securities. At December 31, 2010, private RMBS also included 2003 vintage securities classified as AFS. All but a de minimis amount of the 2006 and 2007 vintage securities AFS and trading securities had been downgraded to non-investment grade levels by at least one nationally recognized rating agency. The vast majority of these securities had high investment grade ratings at the time of origination or purchase. The 2006 to 2007 vintage collateral is predominantly comprised of prime jumbo fixed and floating rate loans. The 2003 vintage securities are interests retained from a securitization of prime first lien fixed and floating rate loans and are primarily all investment grade rated, with the exception of a small amount of support bonds. The majority of these securities had maintained their original ratings, with a small amount of upgrades and only one bond downgraded since inception of the deal. During 2011, the Company's remaining interests of $49 million in the 2003 securitization were liquidated through the exercise of the Company's clean up call rights on the underlying collateral. See Note 11, "Certain Transfers of Financial Assets and Variable Interest Entities."
Securities that are classified as AFS and are in an unrealized loss position are included as part of our quarterly OTTI evaluation process. See Note 5, “Securities Available for Sale,” for details regarding assumptions used to assess impairment and impairment amounts recognized through earnings on private MBS during the years ended December 31, 2011, 2010, and 2009.

CDO/CLO Securities
Level 2 securities AFS consists of a senior interest in a third party CLOs for which independent broker pricing based on market trades and/or from new issuance of similar assets is readily available. At December 31, 2011, the Company’s investments in level 3 trading CDOs consisted of senior ARS interests in Company-sponsored securitizations of trust preferred collateral. In the first quarter of 2011, the Company sold the remaining securities within trading assets that were received upon the liquidation of one of the Company’s SIV investments, which included $21 million of CDO securities. Additionally, the Company’s $20 million retained interest in a structured participation of commercial loans was liquidated in 2011 through the exercise of the Company’s clean up call. For the ARS CDOs classified as level 3 trading assets, the increase in the value of these interests during the year ended December 31, 2011 was due to a steady recovery in the broader CDO market during the first half of the year along with an improvement in the underlying collateral for most of the individual interests. Additionally, the Company purchased CDO ARS securities in July 2011 as a result of the settlement of an ARS claim. For additional information, see Note 11, "Certain Transfers of Financial Assets and Variable Interest Entities," and Note 20, "Contingencies." Although market conditions have improved, the auctions continue to fail and the Company continues to make significant adjustments to valuation assumptions available from observable secondary market trading of similar term securities; therefore, the Company continued to classify these as level 3 investments.
Asset-backed securities
Level 2 ABS classified as securities AFS are primarily interests collateralized by third party securitizations of 2009 through 2011 vintage auto loans. These ABS are either publicly traded or are 144A privately placed bonds. The Company utilizes an independent pricing service to obtain fair values for publicly traded securities and similar securities for estimating the fair value of the privately placed bonds. No significant unobservable assumptions were used in pricing the auto loan ABS; therefore, the Company classified these bonds as level 2. Additionally, the Company classified $32 million of trading ARS and $72 million of AFS ARS collateralized by government guaranteed student loans as level 2 due to observable market trades and bids for similar senior securities. Student loan ABS held by the Company are generally collateralized by FFELP student loans, the majority of which benefit from a 97% (or higher) government guarantee of principal and interest. For valuations of subordinate securities in the same structure, the Company adjusts valuations on the senior securities based on the likelihood that the issuer will refinance in the near term, a security’s level of subordination in the structure, and/or the perceived risk of the issuer as determined by credit ratings or total leverage of the trust. These adjustments may be significant; therefore, the subordinate student loan ARS held as trading assets continue to be classified as level 3.

Other level 3 AFS ABS includes interests in third party securitizations of auto loans and home equity lines of credit that are vintage 2003-2004. Third party pricing is generally available to price or validate the pricing on these positions, however, the Company believes that this third party pricing relied on a significant unobservable assumptions, as evidenced by a wide bid-ask range and variability in pricing received from the pricing services, and therefore the Company continues to classify these ABS as level 3.
During the first quarter of 2011, the Company sold the remaining ABS related to the assets acquired in 2007, including those received in the SIV liquidation that occurred in December 2010. This included $31 million of level 3 trading ABS collateralized by auto loans and home equity lines of credit.
Corporate and other debt securities
Corporate debt securities are predominantly comprised of senior and subordinate debt obligations of domestic corporations and are classified as level 2. Other debt securities in level 3 include bonds that are redeemable with the issuer at par and cannot be traded in the market; as such, no significant observable market data for these instruments is available.
Commercial paper
From time to time, the Company trades third party CP that is generally short-term in nature (less than 30 days) and highly rated. The Company estimates the fair value of the CP that it trades based on observable pricing from executed trades of similar instruments.
Equity securities
Level 1 equity securities, both trading and AFS, consist primarily of MMMFs that trade at a $1 net asset value, which is considered the fair market value of those fund shares.

Level 3 equity securities classified as trading as of December 31, 2010 included nonmarketable preferred shares in municipal funds issues as ARS that the Company purchased as a result of the ARS market failing in 2008 and the resulting FINRA settlement described in Note 20, "Contingencies." During the year ended December 31, 2011, the issuers of these ARS had redeemed at par all of the remaining shares that were held by the Company.
Level 3 equity securities classified as securities AFS include, as of December 31, 2011 and 2010, $740 million and $689 million, respectively, of FHLB stock and Federal Reserve Bank stock, which are redeemable with the issuer at par and cannot be traded in the market. As such, no significant observable market data for these instruments is available. The Company accounts for the stock based on the industry guidance that requires these investments be carried at cost and evaluated for impairment based on the ultimate recovery of par value.

Derivative contracts (trading assets or trading liabilities)
With the exception of one derivative contract discussed herein and certain instruments discussed under ‘other assets/liabilities, net’ that qualify as derivative instruments, the Company’s derivative instruments are level 1 or 2 instruments. Level 1 derivative contracts generally include exchange-traded futures or option contracts for which pricing is readily available. See Note 17, “Derivative Financial Instruments,” for additional information on the Company’s derivative contracts.
The Company’s level 2 instruments are predominantly standard OTC swaps, options, and forwards, with underlying market variables of interest rates, foreign exchange, equity, and credit. Because fair values for OTC contracts are not readily available, the Company estimates fair values using internal, but standard, valuation models that incorporate market-observable inputs. The valuation model is driven by the type of contract: for option-based products, the Company uses an appropriate option pricing model, such as Black-Scholes; for forward-based products, the Company’s valuation methodology is generally a discounted cash flow approach. The primary drivers of the fair values of derivative instruments are the underlying variables, such as interest rates, exchange rates, equity, or credit. As such, the Company uses market-based assumptions for all of its significant inputs, such as interest rate yield curves, quoted exchange rates and spot prices, market implied volatilities and credit curves.

Derivative instruments are primarily transacted in the institutional dealer market and priced with observable market assumptions at a mid-market valuation point, with appropriate valuation adjustments for liquidity and credit risk. For purposes of valuation adjustments to its derivative positions, the Company has evaluated liquidity premiums that may be demanded by market participants, as well as the credit risk of its counterparties and its own credit. The Company has considered factors such as the likelihood of default by itself and its counterparties, its net exposures, and remaining maturities in determining the appropriate fair value adjustments to record. Generally, the expected loss of each counterparty is estimated using the Company's proprietary internal risk rating system. The risk rating system utilizes counterparty-specific probabilities of default and LGD estimates to derive the expected loss. For counterparties that are rated by national rating agencies, those ratings are also considered in estimating the credit risk. In addition, counterparty exposure is evaluated by netting positions that are subject to master netting arrangements, as well as considering the amount of marketable collateral securing the position. Specifically approved counterparties and exposure limits are defined. Creditworthiness of the approved counterparties is regularly reviewed and appropriate business action is taken to adjust the exposure to certain counterparties, as necessary. This approach used to estimate exposures to counterparties is also used by the Company to estimate its own credit risk on derivative liability positions.
The Agreements the Company entered into related to its Coke common stock are level 3 instruments, due to the unobservability of a significant assumption used to value these instruments. Because the value is primarily driven by the embedded equity collars on the Coke shares, a Black-Scholes model is the appropriate valuation model. Most of the assumptions are directly observable from the market, such as the per share market price of Coke common stock, interest rates, and the dividend rate on the Coke common stock. Volatility is a significant assumption and is impacted both by the unusually large size of the trade and the long tenor until settlement. Because the derivatives carry scheduled terms of 6.5 years and 7 years from the effective date and are on a significant number of Coke shares, the observable and active options market on Coke does not provide for any identical or similar instruments. As such, the Company receives estimated market values from a market participant who is knowledgeable about Coke equity derivatives and is active in the market. Based on inquiries of the market participant as to their procedures, as well as the Company’s own valuation assessment procedures, the Company has satisfied itself that the market participant is using methodologies and assumptions that other market participants would use in estimating the fair value of The Agreements. At December 31, 2011 and 2010, The Agreements’ combined fair value was a liability of $189 million and $145 million, respectively.

See Note 17, “Derivative Financial Instruments,” to the Consolidated Financial Statements, for additional information on the Company's derivative contracts.
Trading loans
The Company engages in certain businesses whereby the election to carry loans at fair value for financial reporting aligns with the underlying business purposes. Specifically, the loans that are included within this classification are: (i) loans made or acquired in connection with the Company’s TRS business (see Note 11, "Certain Transfers of Financial Assets and Variable Interest Entities," and Note 17, “Derivative Financial Instruments,” for further discussion of this business), (ii) loans backed by the SBA, and (iii) the loan sales and trading business within the Company’s CIB line of business. All of these loans have been classified as level 2, due to the market data that the Company uses in its estimates of fair value.
The loans made in connection with the Company’s TRS business are short-term, demand loans, whereby the repayment is senior in priority and whose value is collateralized. While these loans do not trade in the market, the Company believes that the par amount of the loans approximates fair value and no unobservable assumptions are made by the Company to arrive at this conclusion. At December 31, 2011 and 2010, the Company had outstanding $1.7 billion and $972 million, respectively, of such short-term loans carried at fair value.
SBA loans are similar to SBA securities discussed herein under “Federal agency securities,” except for their legal form. In both cases, the Company trades instruments that are fully guaranteed by the U.S. government as to contractual principal and interest and has sufficient observable trading activity upon which to base its estimates of fair value.
The loans from the Company’s sales and trading business are commercial and corporate leveraged loans that are either traded in the market or for which similar loans trade. The Company elected to carry these loans at fair value in order to reflect the active management of these positions. The Company is able to obtain fair value estimates for substantially all of these loans using a third party valuation service that is broadly used by market participants. While most of the loans are traded in the markets, the Company does not believe that trading activity qualifies the loans as level 1 instruments, as the volume and level of trading activity is subject to variability and the loans are not exchange-traded, such that the Company believes that level 2 is a more appropriate presentation of the underlying market activity for the loans. At December 31, 2011 and 2010, $323 million and $381 million, respectively, of loans related to the Company’s trading business were held in inventory.

Loans and Loans Held for Sale
Residential LHFS
The Company recognized at fair value certain newly-originated mortgage LHFS based upon defined product criteria. The Company chooses to fair value these mortgage LHFS in order to eliminate the complexities and inherent difficulties of achieving hedge accounting and to better align reported results with the underlying economic changes in value of the loans and related hedge instruments. This election impacts the timing and recognition of origination fees and costs, as well as servicing value. Specifically, origination fees and costs are recognized in earnings when earned or incurred. The servicing value, which had been recorded as MSRs at the time the loan was sold, is included in the fair value of the loan and initially recognized at the time the Company enters into IRLCs with borrowers. The Company uses derivatives to economically hedge changes in servicing value as a result of including the servicing value in the fair value of the loan. The mark to market adjustments related to LHFS and the associated economic hedges are captured in mortgage production related (loss)/income.
Level 2 LHFS are primarily agency loans which trade in active secondary markets and are priced using current market pricing for similar securities adjusted for servicing and risk. Level 3 loans are primarily non-agency residential mortgages for which there is little to no observable trading activity of similar instruments in either the new issuance or secondary loan markets as either whole loans or as securities. Prior to the non-agency residential loan market disruption, which began during the third quarter of 2007 and continues, the Company was able to obtain certain observable pricing from either the new issuance or secondary loan market. However, as the markets deteriorated and certain loans were not actively trading as either whole loans or as securities, the Company began employing the same alternative valuation methodologies used to value level 3 residential MBS to fair value the loans.
As disclosed in the tabular level 3 rollforwards, transfers of certain mortgage LHFS into level 3 during 2011 were not due to using alternative valuation approaches, but were largely due to borrower defaults or the identification of other loan defects impacting the marketability of the loans.
For residential loans that the Company has elected to carry at fair value, the Company has considered the component of the fair value changes due to instrument-specific credit risk, which is intended to be an approximation of the fair value change attributable to changes in borrower-specific credit risk. For the years ended December 31, 2011, 2010, and 2009, the Company recognized losses in the Consolidated Statements of Income/(Loss) of $15 million, $18 million, and $24 million, respectively, due to changes in fair value attributable to borrower-specific credit risk. In addition to borrower-specific credit risk, there are other, more significant, variables that drive changes in the fair values of the loans, including interest rates and general conditions in the principal markets for the loans.
Corporate and other LHFS
As discussed in Note 11, “Certain Transfers of Financial Assets and Variable Interest Entities,” the Company has determined that it is the primary beneficiary of a CLO vehicle, which resulted in the Company consolidating the loans of that vehicle. Because the CLO trades its loans from time to time and in order to fairly present the economics of the CLO, the Company elected to carry the loans of the CLO at fair value. The Company is able to obtain fair value estimates for substantially all of these loans using a third party valuation service that is broadly used by market participants. While most of the loans are traded in the markets, the Company does not believe the loans qualify as level 1 instruments, as the volume and level of trading activity is subject to variability and the loans are not exchange-traded, such that the Company believes that level 2 is more representative of the general market activity for the loans.
LHFI
Level 3 LHFI predominantly includes mortgage loans that have been deemed not marketable, largely due to borrower defaults or the identification of other loan defects. The Company values these loans using a discounted cash flow approach based on assumptions that are generally not observable in the current markets, such as prepayment speeds, default rates, loss severity rates, and discount rates.

Other Intangible Assets
Other intangible assets that the Company records at fair value are the Company’s MSR assets. The fair values of MSRs are determined by projecting cash flows, which are then discounted to estimate an expected fair value. The fair values of MSRs are impacted by a variety of factors, including prepayment assumptions, discount rates, delinquency rates, contractually specified servicing fees, servicing costs, and underlying portfolio characteristics. For additional information, see Note 9, "Goodwill and Other Intangible Assets." The underlying assumptions and estimated values are corroborated by values received from independent third parties based on their review of the servicing portfolio. Because these inputs are not transparent in market trades, MSRs are considered to be level 3 assets.

Other Assets/Liabilities, net
The Company’s other assets/liabilities that are carried at fair value on a recurring basis include IRLCs that satisfy the criteria to be treated as derivative financial instruments, derivative financial instruments that are used by the Company to economically hedge certain loans and MSRs, and the derivative that the Company obtained as a result of its sale of Visa Class B shares.
The fair value of IRLCs on residential mortgage LHFS, while based on interest rates observable in the market, is highly dependent on the ultimate closing of the loans. These “pull-through” rates are based on the Company’s historical data and reflect the Company’s best estimate of the likelihood that a commitment will ultimately result in a closed loan. Servicing value is included in the fair value of IRLCs, and the fair value of servicing is determined by projecting cash flows which are then discounted to estimate an expected fair value. The fair value of servicing is impacted by a variety of factors, including prepayment assumptions, discount rates, delinquency rates, contractually specified servicing fees, servicing costs, and underlying portfolio characteristics. Because these inputs are not transparent in market trades, IRLCs are considered to be level 3 assets.
During the years ended December 31, 2011 and 2010, the Company transferred $271 million and $398 million, respectively, of IRLCs out of level 3 as the associated loans were closed.
The Company is exposed to interest rate risk associated with MSRs, IRLCs, mortgage LHFS, and mortgage LHFI reported at fair value. The Company hedges these exposures with a combination of derivatives, including MBS forward and option contracts, interest rate swap and swaption contracts, futures contracts, and eurodollar options. The Company estimates the fair values of such derivative instruments consistent with the methodologies discussed herein under “Derivative contracts” and accordingly these derivatives are considered to be level 2 instruments.
During the second quarter of 2009, in connection with its sale of Visa Class B shares, the Company entered into a derivative contract whereby the ultimate cash payments received or paid, if any, under the contract are based on the ultimate resolution of litigation involving Visa. The value of the derivative was estimated based on the Company’s expectations regarding the ultimate resolution of that litigation, which involved a high degree of judgment and subjectivity. Accordingly, the value of the derivative liability was classified as a level 3 instrument.

Liabilities
Trading liabilities
Trading liabilities are primarily comprised of derivative contracts, but also include various contracts involving U.S. Treasury securities, Federal agency securities, and corporate debt securities that the Company uses in certain of its trading businesses. The Company employs the same valuation methodologies for these derivative contracts and securities as are discussed within the corresponding sections herein under “Trading Assets and Securities Available for Sale.”
Brokered time deposits
The Company has elected to measure certain CDs at fair value. These debt instruments include embedded derivatives that are generally based on underlying equity securities or equity indices, but may be based on other underlyings that may or may not be clearly and closely related to the host debt instrument. The Company elected to carry these instruments at fair value in order to remove the mixed attribute accounting model for the single debt instrument or to better align the economics of the CDs with the Company’s risk management strategies. The Company evaluated, on an instrument by instrument basis, whether a new issuance would be carried at fair value.

The Company has classified these CDs as level 2 instruments due to the Company’s ability to reasonably measure all significant inputs based on observable market variables. The Company employs a discounted cash flow approach to the host debt component of the CD, based on observable market interest rates for the term of the CD and an estimate of the Bank’s credit risk. For the embedded derivative features, the Company uses the same valuation methodologies as if the derivative were a standalone derivative, as discussed herein under “Derivative contracts.”
For brokered time deposits carried at fair value, the Company estimated credit spreads above LIBOR, based on credit spreads from actual or estimated trading levels of the debt or other relevant market data. The Company recognized gains of $2 million, losses of $41 million, and losses of $2 million for the years ended December 31, 2011, 2010, and 2009, respectively, due to changes in its own credit spread on its brokered time deposits carried at fair value.
Long-term debt
The Company has elected to carry at fair value certain fixed rate debt issuances of public debt which are valued by obtaining quotes from a third party pricing service and utilizing broker quotes to corroborate the reasonableness of those marks. Additionally, information from market data of recent observable trades and indications from buy side investors, if available, are taken into consideration as additional support for the value. Due to the availability of this information, the Company determined that the appropriate classification for the debt was level 2. The election to fair value the debt was made in order to align the accounting for the debt with the accounting for the derivatives without having to account for the debt under hedge accounting, thus avoiding the complex and time consuming fair value hedge accounting requirements.
The Company’s public debt carried at fair value impacts earnings predominantly through changes in the Company’s credit spreads as the Company has entered into derivative financial instruments that economically convert the interest rate on the debt from fixed to floating. The estimated earnings impact from changes in credit spreads above U.S. Treasury rates were gains of $57 million, losses of $95 million, and losses of $233 million for the years ended December 31, 2011, 2010, and 2009, respectively.
The Company also carries approximately $289 million of issued securities contained in a consolidated CLO at fair value in order to recognize the nonrecourse nature of these liabilities to the Company. Specifically, the holders of the liabilities are only paid interest and principal to the extent of the cash flows from the assets of the vehicle and the Company has no current or future obligations to fund any of the CLO vehicle’s liabilities. The Company has classified these securities as level 2, as the primary driver of their fair values are the loans owned by the CLO, which the Company has also elected to carry at fair value, as discussed herein under “Loans and Loans Held for Sale – Corporate and other LHFS”.
The following tables show a reconciliation of the beginning and ending balances for fair valued assets and liabilities measured on a recurring basis using significant unobservable inputs (other than MSRs which are disclosed in Note 9, “Goodwill and Other Intangible Assets”). Transfers into and out of the fair value hierarchy levels are assumed to be as of the end of the quarter in which the transfer occurred. None of the transfers into or out of level 3 have been the result of using alternative valuation approaches to estimate fair values.

	Fair Value Measurements Using Significant Unobservable Inputs
(Dollars in millions)	Beginning balance January 1, 2011	Included in earnings		OCI		Purchases	Sales	Settlements	Transfers to other balance sheet line items	Transfers into Level 3	Transfers out of Level 3	Fair value December 31, 2011	Included in earnings (held at December 31, 2011) [1]
Assets:
Trading assets:
MBS - private	$6	$1		$—		$—	($5)	($1)	$—		$—	$1	($1)
CDO/CLO securities	53	26	[2]	—		6	(21)	(1)	(20)		—	43	9	[2]
ABS	27	9		—		—	(31)	—				5	2
Equity securities	123	13		—		—	—	(136)	—		—	—	—
Total trading assets	209	49	[3]	—		6	(57)	(138)	(20)	—	—	49	10	[3]
Securities AFS:
U.S. states and political subdivisions	74	1		(2)		—	(4)	(11)				58	—
MBS - private	347	(8)		2		—	—	(71)	(49)			221	(6)
ABS	20	—		—		—	—	(4)			—	16	—
Corporate and other debt securities	5	—		—		—	—	—				5	—
Other equity securities	690	—		—		198	—	(147)				741	—
Total securities AFS	1,136	(7)	[4]	—		198	(4)	(233)	(49)	—	—	1,041	(6)	[4]
LHFS:
Residential loans	2	(1)	[5]	—		—	(18)	(1)	(1)	23	(3)	1	—
Corporate and other loans	5	(1)	[6]	—		—	—	(4)	—	—	—	—	—
LHFI	492	14	[7]	—		—	—	(59)	(13)	—	(1)	433	(1)	[7]
Other assets/(liabilities), net	(24)	349	[5]	—		—	—	8	(271)	—	—	62	—
Liabilities
Derivative contracts	(145)	2	[3]	(46)	[8]	—	—	—	—	—		(189)	2	[3]
[1] Change in unrealized gains/(losses) included in earnings during the period related to financial assets still held at December 31, 2011.
[2] Amounts included in earnings do not include losses accrued as a result of the ARS settlements discussed in Note 20, "Contingencies."
[3] Amounts included in earnings are recorded in trading income/(loss).
[4] Amounts included in earnings are recorded in net securities gains.
[5] Amounts included in earnings are net of issuances, fair value changes, and expirations and are recorded in mortgage production related (loss)/income.
[6] Amounts included in earnings are recorded in other noninterest income.
[7] Amounts are generally included in mortgage production related (loss)/income, however, the mark on certain fair value loans is included in trading income/(loss).
[8] Amount recorded in OCI is the effective portion of the cash flow hedges related to the Company’s probable forecasted sale of its shares of Coke common stock as discussed in Note 17, “Derivative Financial Instruments.”

	Fair Value Measurements Using Significant Unobservable Inputs
(Dollars in millions)	Beginning balance January 1, 2010	Included in earnings		OCI		Purchases, sales, issuances, settlements, maturities, paydowns, net	Transfers from/(to) other balance sheet line items	Transfers into Level 3	Transfers out of Level 3	Fair value December 31, 2010	Included in earnings (held at December 31, 2010) [1]
Assets
Trading assets:
U.S. states and political subdivisions	$7	$1		$—		($8)	$—	$—	$—	$—	$—
MBS - private	6	10		—		(36)	35	—	(9)	6	(1)
CDO/CLO securities	175	49	[2]	—		(109)	(60)	—	(2)	53	13	[2]
ABS	51	9		—		(3)	2	—	(32)	27	(2)
Equity securities	151	8		—		(36)	—	—	—	123	3
Total trading assets	390	77	[3]	—		(192)	(23)	—	(43)	209	13	[3]
Securities AFS:
U.S. states and political subdivisions	132	3		2		(63)	—	—	—	74	—
MBS - private	378	(2)		64		(93)	—	—	—	347	(2)
ABS	102	4		—		7	—	—	(93)	20	—
Corporate and other debt securities	5	—		—		—	—	—	—	5	—
Other equity securities	705	—		—		(15)	—	—	—	690	—
Total securities AFS	1,322	5	[4]	66		(164)	—	—	(93)	1,136	(2)	[4]
LHFS:
Residential loans	142	(4)	[5]	—		(89)	(118)	75	(4)	2	—
Corporate and other loans	9	(2)	[6]	—		(2)	—	—	—	5	(2)	[6]
LHFI	449	3	[7]	—		(57)	100	—	(3)	492	(5)	[7]
Other assets/(liabilities), net	(35)	392	[5]	—		17	(398)	—	—	(24)	—
Liabilities
Derivative contracts	(46)	2	[3]	(101)	[8]	—	—	—	—	(145)	2	[3]
[1] Change in unrealized gains/(losses) included in earnings for the period related to financial assets still held at December 31, 2010.
[2] Amounts included in earnings do not include losses accrued as a result of the ARS settlements discussed in Note 20, "Contingencies."
[3] Amounts included in earnings are recorded in trading income/(loss).
[4] Amounts included in earnings are recorded in net securities gains.
[5]Amounts included in earnings are net of issuances, fair value changes, and expirations and are recorded in mortgage production related (loss)/income.
[6] Amounts included in earnings are recorded in other noninterest income.
[7] Amounts are generally included in mortgage production related (loss)/income, however, the mark on certain fair value loans is included in trading income/(loss).
[8] Amount recorded in OCI is the effective portion of the cash flow hedges related to the Company’s probable forecasted sale of its shares of Coke stock as discussed in Note 17, “Derivative Financial Instruments.”

Non-recurring Fair Value Measurements
The following tables present the change in carrying value of those assets measured at fair value on a non-recurring basis for which impairment was recognized. The table does not reflect the change in fair value attributable to any related economic hedges the Company may have used to mitigate the interest rate risk associated with LHFS and MSRs. The Company’s economic hedging activities for LHFS are deployed at the portfolio level.

		Fair Value Measurement at December 31, 2011, Using
(Dollars in millions)	Net Carrying Value	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation Allowance
LHFS	$212	$—	$108	$104	$—
LHFI	72	—	—	72	(7)
OREO	479	—	372	107	(127)
Affordable Housing	324	—	—	324	—
Other Assets	45	—	24	21	(20)

		Fair Value Measurement at December 31, 2010, Using
(Dollars in millions)	Net Carrying Value	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation Allowance
LHFS	$333	$—	$142	$191	$—
LHFI	85	—	—	85	(15)
OREO	596	—	553	43	(116)
Affordable Housing	357	—	—	357	—
Other Assets	130	—	90	40	(20)

The following is a discussion of the valuation techniques and inputs used in developing fair value measurements for assets classified as level 2 or 3 that are measured at fair value on a non-recurring basis, based on the class as determined by the nature and risks of the instrument.
Loans Held for Sale
Level 2 LHFS consist primarily of conforming, residential mortgage loans and corporate loans that are accounted for at LOCOM. Level 3 LHFS consist of non-agency residential mortgage LHFS for which there is little or no secondary market activity and leases held for sale. These loans are valued consistent with the methodology discussed in the Recurring Fair Value Measurement section of this footnote. Leases held for sale are valued using internal estimates which incorporate market data when available. Due to the lack of current market data for comparable leases, these assets are considered level 3.
During the year ended December 31, 2011, the Company transferred $47 million in NPLs, net of a $10 million incremental charge-off, that were previously designated as LHFI to LHFS in conjunction with the Company’s election to actively market these loans for sale. These loans were predominantly reported at amortized cost prior to transferring to LHFS; however, a portion of the NPLs was carried at fair value. Of these transferred loans, $34 million were sold at approximately their carrying value during the year ended December 31, 2011; the remaining $13 million were returned to LHFI as they were no longer deemed marketable for sale. The Company executed a similar transfer of $160 million in NPLs during the year ended December 31, 2010; these loans were subsequently sold at prices approximating fair value.
Loans Held for Investment
LHFI consist predominantly of nonperforming commercial real estate loans for which specific reserves have been recorded. As these loans have been classified as nonperforming, cash proceeds from the sale of the underlying collateral is the expected source of repayment for a majority of these loans. Accordingly, the fair value of these loans is derived from internal estimates of the underlying collateral incorporating market data when available. Due to the lack of market data for similar assets, these loans are considered level 3.
OREO
OREO is measured at the lower of cost or its fair value less costs to sell. Level 2 OREO consists primarily of residential homes, commercial properties, and vacant lots and land for which current property-specific appraisals, broker pricing opinions, or other market information is available. Level 3 OREO consists of lots and land for which initial valuations are based on property-specific appraisals or internal valuations. Due to the lower dollar value per property and geographic dispersion of the portfolio, these properties are re-evaluated using a pooled approach, which applies geographic factors to adjust carrying values for estimated further declines in value. Land and lots have proven to be the most challenging asset class to accurately value due in part to the low balance per property composition of the asset class. The pooled discount methodology provides a means to reserve for losses across a broad band of assets rather than rely on potentially unreliable asset-specific valuations. The pooled discount methodology is applied to land and lot assets that have valuations older than six months and that have a net carrying value of less than $1 million. The Company's independent internal valuation group determines the discounts to be applied and the discount percentages are segregated by state and by asset class (residential or commercial). The discount percentages reflect the general market decline/increase in a particular state for a particular asset class and are determined by examining various valuation sources, including but not limited to, recent appraisals or sales prices of similar assets within each state.
Affordable Housing
The Company evaluates its consolidated affordable housing partnership investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. An impairment is recorded when the carrying amount of the partnership exceeds its fair value. Fair value measurements for affordable housing investments are derived from internal models using market assumptions when available. Significant assumptions utilized in these models include cash flows, market capitalization rates, and tax credit market pricing. Due to the lack of comparable sales in the marketplace, these valuations are considered level 3. During the years ended December 31, 2011 and 2010, the Company recognized impairment charges of $10 million and $15 million, respectively, on its consolidated affordable housing partnership investments.
Other Assets
Other assets consist of private equity investments, structured leasing products, other repossessed assets, and assets under operating leases where the Company is the lessor.
Investments in private equity partnerships are valued based on the estimated expected remaining cash flows to be received from these assets discounted at a market rate that is commensurate with their risk profile. Based on the valuation methodology and the lack of observable inputs, these investments are considered level 3. During the years ended December 31, 2011 and 2010, the Company recognized impairment charges of $11 million and $5 million, respectively, on its private equity partnership investments.
Structured leasing consists of assets held for sale under third party operating leases. These assets consist primarily of commercial buildings and are recognized at fair value less cost to sell. These assets are valued based on internal estimates which incorporate current market data for similar assets when available. Due to the lack of current market data for comparable assets, these assets are considered level 3. During the year ended December 31, 2011, no impairment was recognized. During the year ended December 31, 2010, the Company recognized impairment charges of $3 million on these assets.
Other repossessed assets consist of repossessed personal property that is measured at fair value less cost to sell. These assets are considered level 2 as their fair value is determined based on market comparables and broker opinions. During the years ended December 31, 2011 and 2010, the Company recognized impairment charges of $1 million and $8 million, respectively, on these assets.
The Company monitors the fair value of assets under operating leases where the Company is the lessor, and recognizes impairment to the extent the carrying value is not recoverable and the fair value is less than its carrying value. Fair value is determined using collateral specific pricing digests, external appraisals, and recent sales data from industry equipment dealers. As market data for similar assets is available and used in the valuation, these assets are considered level 2. During the years ended December 31, 2011 and 2010, the Company recognized impairment charges of $5 million and $12 million, respectively, attributable to the fair value of various personal property under operating leases.
Fair Value of Financial Instruments
The carrying amounts and fair values of the Company’s financial instruments at December 31 were as follows:

	2011			2010
(Dollars in millions)	Carrying Amount	Fair Value		Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$4,509	$4,509	(a)	$5,378	$5,378	(a)
Trading assets	6,279	6,279	(b)	6,175	6,175	(b)
Securities AFS	28,117	28,117	(b)	26,895	26,895	(b)
LHFS	2,353	2,355	(c)	3,501	3,501	(c)
LHFI	122,495	122,495		115,975	115,975
Interest/credit adjustment on LHFI	(2,457)	(2,005)		(2,974)	(3,823)
LHFI, as adjusted for interest/credit risk	120,038	120,490	(d)	113,001	112,152	(d)
Market risk/liquidity adjustment on LHFI	—	(4,805)		—	(3,962)
LHFI, fully adjusted	$120,038	$115,685	(d)	$113,001	$108,190	(d)
Financial liabilities
Consumer and commercial deposits	$125,611	$125,963	(e)	$120,025	$120,368	(e)
Brokered time deposits	2,281	2,289	(f)	2,365	2,381	(f)
Foreign deposits	30	30	(f)	654	654	(f)
Short-term borrowings	11,466	11,466	(f)	5,821	5,815	(f)
Long-term debt	10,908	10,515	(f)	13,648	13,191	(f)
Trading liabilities	1,806	1,806	(b)	2,678	2,678	(b)

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments:

(a)
Cash and cash equivalents are valued at their carrying amounts reported in the balance sheet, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments.

(b)
Securities AFS, trading assets, and trading liabilities that are classified as level 1 are valued based on quoted market prices. For those instruments classified as level 2 or 3, refer to the respective valuation discussions within this footnote.

(c)
LHFS are generally valued based on observable current market prices or, if quoted market prices are not available, on quoted market prices of similar instruments. In instances when significant valuation assumptions are not readily observable in the market, instruments are valued based on the best available data in order to approximate fair value. This data may be internally-developed and considers risk premiums that a market participant would require under then-current market conditions. Refer to the LHFS section within this footnote for further discussion of the LHFS carried at fair value.

(d)
LHFI fair values are based on a hypothetical exit price, which does not represent the estimated intrinsic value of the loan if held for investment. The assumptions used are expected to approximate those that a market participant purchasing the loans would use to value the loans, including a market risk premium and liquidity discount. Estimating the fair value of the loan portfolio when loan sales and trading markets are illiquid, or for certain loan types, nonexistent, requires significant judgment. Therefore, the estimated fair value can vary significantly depending on a market participant’s ultimate considerations and assumptions. The final value yields a market participant’s expected return on investment that is indicative of the current market conditions, but it does not take into consideration the Company’s estimated value from continuing to hold these loans or its lack of willingness to transact at these estimated values.

The Company estimated fair value based on estimated future cash flows discounted, initially, at current origination rates for loans with similar terms and credit quality, which derived an estimated value of 100% and 99% on the loan portfolio’s net carrying value as of December 31, 2011 and 2010, respectively. The value derived from origination rates likely does not represent an exit price; therefore, an incremental market risk and liquidity discount was subtracted from the initial value as of December 31, 2011 and 2010, respectively. The discounted value is a function of a market participant’s required yield in the current environment and is not a reflection of the expected cumulative losses on the loans. Loan prepayments are used to adjust future cash flows based on historical experience and prepayment model forecasts. The value of related accrued interest on loans approximates fair value; however, it is not included in the carrying amount or fair value of loans. The value of long-term customer relationships is not permitted under current U.S. GAAP to be included in the estimated fair value.

(e)
Deposit liabilities with no defined maturity such as DDAs, NOW/money market accounts, and savings accounts have a fair value equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for CDs are estimated using a discounted cash flow calculation that applies current interest rates to a schedule of aggregated expected maturities. The assumptions used in the discounted cash flow analysis are expected to approximate those that market participants would use in valuing deposits. The value of long-term relationships with depositors is not taken into account in estimating fair values.

(f)
Fair values for foreign deposits, certain brokered deposits, short-term borrowings, and certain long-term debt are based on quoted market prices for similar instruments or estimated using discounted cash flow analysis and the Company’s current incremental borrowing rates for similar types of instruments. For brokered deposits and long-term debt that the Company carries at fair value, refer to the respective valuation sections within this footnote.